INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Summary of income (loss) before income taxes and share of losses in equity method investments

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Mainland China	198,215,455	(301,862,814)	351,791,690	49,548,823
Others	(2,739,212)	(202,301,240)	28,580,168	4,025,431
Total	195,476,243	(504,164,054)	380,371,858	53,574,254

Summary of Current and Deferred Components of Income Tax Expense

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
	(As adjusted)	(As adjusted)
Current tax	112,009,150	86,534,248	120,875,594	17,024,971
Deferred tax	278,081	(130,607,150)	(2,423,339)	(341,320)
Total	112,287,231	(44,072,902)	118,452,255	16,683,651

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

	Years ended December 31,
	2021	2022	2023
	(As adjusted)	(As adjusted)
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	11%	9%	3%
Effect of international rate difference	1%	(9)%	(2)%
Effect of preferential tax rate	(8)%	0%	(1)%
FIN48 accrual and reversal	18%	(4)%	7%
Valuation allowance	19%	(10)%	3%
Tax effect of expenses that are not deductible in determining taxable profit	(9)%	(2)%	(4)%
Effective tax rate	57%	9%	31%

Components of Deferred Income Tax Assets and Liabilities

	As of December 31
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Deferred tax assets:
Net loss carryforward	148,078,332	156,003,878	21,972,687
Lease liabilities	447,847,914	417,112,367	58,749,048
Bad debt expenses	79,889,329	89,464,616	12,600,828
Deferred revenue	92,320,709	83,228,802	11,722,532
Impairment of long-lived assets and other assets	58,292,381	65,542,792	9,231,509
Accrued expenses	19,923,623	19,373,529	2,728,705
Unrealized losses from equity securities	717,944	1,342,225	189,048
Outside basis difference	5,759,144	—	—
Valuation allowance	(180,469,287)	(192,143,009)	(27,062,777)
Total deferred tax assets	672,360,089	639,925,200	90,131,580
Deferred tax liabilities:
Depreciation of property and equipment	(10,504,158)	(2,479,000)	(349,160)
Unrealized gains from equity securities	(5,360,418)	(1,939,227)	(273,134)
Intangible assets arising from acquisition	(82,416,163)	(75,820,498)	(10,679,094)
Withholding tax on PRC earnings to be distributed	(20,730,212)	(30,504,731)	(4,296,502)
Right-of-use assets	(414,067,632)	(381,932,879)	(53,794,121)
Total deferred tax liabilities	(533,078,583)	(492,676,335)	(69,392,011)

Schedule of Unrecognized Tax Benefits

Unrecognized tax benefits —December 31, 2021(As adjusted)	249,553,169
Increases — tax positions in the current period	27,552,369
Decreases — tax positions in prior period	(19,805,374)
Unrecognized tax benefits — December 31, 2022(As adjusted)	257,300,164
Unrecognized tax benefits — January 1, 2023	257,300,164
Increases — tax positions in the current period	61,493,198
Decreases — tax positions in prior period	(40,097,137)
Unrecognized tax benefits — December 31, 2023	278,696,225